Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Disclosure of major components of tax expense (income)
Tax on profit

			$ million
	2022	2021	2020
Current tax
Charge for the year	12,523	4,808	2,095
Adjustment in respect of prior years	145	138	50
	12,668	4,946	2,145
Deferred tax[a]
Origination and reversal of temporary differences in the current year	4,768	3,366	(7,826)
Adjustment in respect of prior years	(674)	(1,572)	1,522
	4,094	1,794	(6,304)
Tax charge (credit) on profit or loss	16,762	6,740	(4,159)
[a]Origination and reversal of temporary differences in the current year include the impact of tax rate changes on deferred tax balances. 2022 includes a charge of $1,834 million in respect of the introduction of the UK Energy Profits Levy. The adjustment in respect of prior years reflect the reassessment of the deferred tax balances for prior periods in light of changes in facts and circumstances during the year, including changes to price assumptions and profit forecasts.

Disclosure of reconciliation of items affected by overall tax credit

					$ million
	2022 excluding impact of Rosneft	2022 impact of Rosneft[a]	2022	2021	2020
Profit (loss) before taxation	40,925	(25,520)	15,405	15,227	(24,888)
Tax charge (credit) on profit or loss[b]	17,823	(1,061)	16,762	6,740	(4,159)
Effective tax rate	44%	4%	109%	44%	17%

					%
Tax rate computed at the weighted average statutory rate[c]	42	20	77	54	31
Increase (decrease) resulting from
Tax reported in equity-accounted entities[d]	(1)	—	(4)	(3)	—
Adjustments in respect of prior years	(1)	—	(3)	(9)	(6)
Deferred tax not recognized	(1)	—	(2)	8	(3)
Tax incentives for investment	—	—	(1)	(1)	1
Disposal impacts[e]	(3)	—	(8)	(4)	—
Foreign exchange	1	—	3	1	(1)
Items not deductible for tax purposes	2	—	5	1	(3)
Impact of bp's decision to exit its shareholding in Rosneft	—	(16)	27	—	—
Tax rate change effect of UK Energy Profits Levy[f]	4	—	12	—	—
Other	1	—	3	(3)	(2)
Effective tax rate	44	4	109	44	17
[a]Includes the impact of bp's decision to exit its shareholding in Rosneft and its other businesses with Rosneft in Russia. See also Note 1 - Significant judgements and estimate: investment in Rosneft.
[b]The tax credit regarding the impact of Rosneft relates to the release of deferred withholding tax on unremitted earnings.
[c]Calculated based on the statutory corporate income tax rate applicable in the countries in which the group operates, weighted by the profits and losses before tax in the respective countries. 2022 includes the higher North Sea tax rate as a result of the UK Energy Profits Levy.
[d]Includes withholding tax in respect of distributions from equity-accounted entities.
[e]2022 primarily relates to the contribution of bp's Angolan business to Azule Energy and 2021 primarily relates to the divestment of a 20% stake in Oman Block 61.
[f]2022 comprises the deferred tax impact of the UK Energy Profits Levy on existing temporary differences.

Disclosure of deferred tax in the income statement and the balance sheet by category of temporary difference

		$ million
Analysis of movements during the year in the net deferred tax (asset) liability	2022	2021
At 1 January	2,370	(913)
Exchange adjustments[a]	(334)	9
Charge for the year in the income statement	4,094	1,794
Charge for the year in other comprehensive income	272	1,302
Charge (credit) for the year in equity	(214)	170
Acquisitions and disposals[b]	430	8
At 31 December	6,618	2,370
[a]2022 primarily relates to the foreign currency retranslation effect on the deferred tax liability on pension plan surpluses in the UK.
[b]2022 primarily relates to the Archaea Energy acquisition and the contribution of bp's Angolan business to Azule Energy.
9. Taxation – continued
The following table provides an analysis of deferred tax in the income statement and the balance sheet by category of temporary difference:

					$ million
		Income statement		Balance sheet
	2022	2021	2020	2022	2021
Deferred tax liability
Depreciation	1,863	899	(7,295)	18,025	16,276
Pension plan surpluses	42	105	69	3,022	3,898
Derivative financial instruments	(21)	(33)	33	—	24
Other taxable temporary differences[a]	(992)	180	(32)	1,000	1,782
	892	1,151	(7,225)	22,047	21,980
Deferred tax asset
Depreciation	(309)	(846)	(849)	(1,974)	(1,678)
Lease liabilities	(8)	(43)	286	(1,047)	(1,128)
Pension plan and other post-retirement benefit plan deficits	47	119	2	(647)	(1,221)
Decommissioning, environmental and other provisions	770	(744)	438	(6,653)	(7,891)
Derivative financial instruments	(6)	(9)	—	(282)	(75)
Tax credits	1,578	1,282	310	(779)	(2,359)
Loss carry forward	1,536	1,064	543	(2,669)	(4,202)
Other deductible temporary differences[b]	(406)	(180)	191	(1,378)	(1,056)
	3,202	643	921	(15,429)	(19,610)
Net deferred tax charge (credit) and net deferred tax liability	4,094	1,794	(6,304)	6,618	2,370
Of which – deferred tax liabilities				10,526	8,780
– deferred tax assets				3,908	6,410
[a]The 2022 income statement and 2021 balance sheet include amounts relating to deferred withholding tax on unremitted earnings of Rosneft. The 2022 balance sheet amount does not include any temporary differences that are individually significant in their nature.
[b]The 2022 and 2021 balance sheet amounts do not include any temporary differences that are individually significant in their nature.
A summary of temporary differences, unused tax credits and unused tax losses for which deferred tax has not been recognized is shown in the table below.

		$ billion
At 31 December	2022	2021
Unused US state tax losses[a]	2.1	2.5
Unused tax losses – other jurisdictions[b]	5.4	6.0
Unused tax credits	28.6	28.2
of which – arising in the UKc	24.6	24.6
– arising in the USd	4.0	3.6
Deductible temporary differences[e]	22.7	49.0
Taxable temporary differences associated with investments in subsidiaries and equity-accounted entities	0.7	0.7
[a]For 2022 these losses expire in the period 2023-2042 with applicable tax rates ranging from 3% to 10%.
[b]2022 and 2021 mainly relate to the UK, Canada and Brazil. The majority of the unused tax losses have no fixed expiry date.
[c]The UK unused tax credits arise predominantly in overseas branches of UK entities based in jurisdictions with higher statutory corporate income tax rates than the UK. No deferred tax asset has been recognized on these tax credits as they are unlikely to have value in the future; UK taxes on these overseas branches are largely mitigated by double tax relief in respect of overseas tax. These tax credits have no fixed expiry date. 2022 includes $0.7 billion in respect of Algeria. These amounts will be eliminated following the disposal of bp’s interests in Algeria in February 2023.
[d]The US unused tax credits predominantly comprise foreign tax credits. No deferred tax asset has been recognized on these tax credits as they are unlikely to have value in the future. For 2022 these tax credits expire in the period 2023-2032.
[e]The majority comprises fixed asset temporary differences in overseas branches of UK entities and the reduction in the year mainly reflects the contribution of bp's Angolan business to Azule Energy. Substantially all of the temporary differences have no expiry date. 2022 includes $2.0 billion in respect of Algeria. These amounts will be eliminated following the disposal of bp’s interests in Algeria in February 2023.

Disclosure of unrecognized deferred tax or write-down of deferred tax assets

			$ million
Impact of previously unrecognized deferred tax or write-down of deferred tax assets on tax charge	2022	2021	2020
Current tax benefit relating to the utilization of previously unrecognized deferred tax assets	492	331	46
Deferred tax benefit arising from the reversal of a previous write-down of deferred tax assets	—	773	11
Deferred tax benefit relating to the recognition of previously unrecognized deferred tax assets	792	820	—
Deferred tax expense arising from the write-down of a previously recognized deferred tax asset	—	29	1,622